SA FUNDS – Investment Trust
SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated June 1, 2023 to the

Statement of Additional Information of each Fund,

dated October 28, 2022, as amended

This Supplement amends information in the Funds’ Statement of Additional Information of the SA Funds – Investment Trust, dated October 28, 2022, as amended. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective June 1, 2023, the following information supplements and supersedes any contrary information contained in the Officers of the Trust section of the Statement of Additional Information:

Name, Address(1) and Year of Birth	Position(s) Held with Trust and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Jonathan Scheid Year of Birth: 1976	President and Chief Executive Officer (since June 2023).	Managing Director, Buckingham Wealth Partners (since January 2022); Managing Director, Buckingham Strategic Partners (2019 – 2021); Vice President, Buckingham Strategic Partners (2018 – 2019).
(1)	The address of each officer is: Buckingham Strategic Partners, LLC, 8182 Maryland Avenue, Suite 500, St. Louis, MO 63105.
(2)	The Trust’s officers are appointed annually by the Board.

On page 36, the second paragraph under the table of fees paid to the Adviser, in its capacity as Administrator, is replaced in its entirety with the following:

The following individuals are affiliated persons of the Trust and of the Adviser: Jonathan Scheid, Dan Anderson, Jeff Yorg, and Marcy Tsagarakis. The capacities in which each such individual is affiliated with the Trust and the Adviser is set forth above under “Trustees and Officers.”

In addition, effective June 1, 2023, Jonathan Scheid is no longer a portfolio manager of the SA Worldwide Moderate Growth Fund. Accordingly, as of June 1, 2023, all references to Mr. Scheid are hereby deleted. Also effective June 1, 2023, Brian Haywood is added as a portfolio manager to the Fund.

As of June 1, 2023, Mr. Haywood and his immediate family did not own shares of the Fund and he does not manage any other accounts.

You should retain this Supplement for future reference.

SA Funds–Investment Trust

SEC file number: 811-09195